Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 9

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), March 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 1.5%
South Africa 1.5%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 161,018,517 —
b
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 3,369,763
b,d
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 69,736
b
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 671,743
4,111,242
Total Common Stocks (Cost $5,513,828) .......................................
4,111,242
Principal
Amount
*
a a a a a
Convertible Bonds 0.0%
†
Bermuda 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond ,
144A, PIK, 7% , Perpetual ......... Wireless Telecommunication Services 591,049 47,846
Total Convertible Bonds (Cost $165,184) .......................................
47,846
Corporate Bonds 4.1%
Bermuda 0.1%
d,e
Digicel Group Holdings Ltd. , Senior
Note , 144A, PIK, 8% , 4/01/25 ...... Wireless Telecommunication Services 375,659 144,900
Costa Rica 4.0%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 11,469,600 10,711,220
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
1/06/23 ...................... Broadline Retail 8,125,247 —
Senior Secured Note, 144A, PIK, 8%,
1/06/23 ...................... Broadline Retail 2,886,099 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
1/06/23 ...................... Broadline Retail 61,769,102 —
—
Total Corporate Bonds (Cost $46,246,033) ......................................
10,856,120
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 105.3%
Argentina 1.8%
Argentina Government Bond ,
Senior Bond, 1.5%, 7/09/35 ....... 16,852,222 4,422,543
Senior Note, 0.5%, 7/09/30 ....... 967,775 282,764
4,705,307
Brazil 5.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 60,310,000 BRL 11,560,636

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional,
(continued)
10%, 1/01/29 .................. 16,530,000 BRL $ 2,949,930
14,510,566
Colombia 4.8%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 262,000,000 COP 52,669
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 10,910,200,000 COP 2,321,538
B, 6.25%, 11/26/25 .............. 1,058,000,000 COP 203,699
B, 7.5%, 8/26/26 ............... 21,350,200,000 COP 4,130,497
B, 6%, 4/28/28 ................. 3,627,000,000 COP 624,859
B, 7.75%, 9/18/30 .............. 29,302,000,000 COP 5,145,026
B, 7%, 3/26/31 ................. 2,480,800,000 COP 410,147
12,888,435
Dominican Republic 5.3%
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 4.875%, 9/23/32 2,150,000 1,831,011
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 12,548,694
14,379,705
Ecuador 6.3%
d
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 30,733,500 10,374,347
Senior Bond, 144A, 1.5%, 7/31/40 .. 14,045,250 4,273,755
Senior Note, 144A, 5.5%, 7/31/30 .. 4,972,000 2,336,048
16,984,150
Egypt 8.6%
d
Egypt Government Bond ,
Senior Bond, 144A, 7.6%, 3/01/29 .. 7,270,000 5,091,188
Senior Bond, 144A, 5.875%, 2/16/31 1,990,000 1,211,612
Senior Bond, 144A, 7.625%, 5/29/32 1,080,000 688,500
Senior Bond, 144A, 7.3%, 9/30/33 .. 6,170,000 3,804,360
Senior Bond, 144A, 8.5%, 1/31/47 .. 8,950,000 5,219,631
Senior Bond, 144A, 7.903%, 2/21/48 290,000 161,533
Senior Bond, 144A, 8.7%, 3/01/49 .. 540,000 317,399
Senior Bond, 144A, 8.875%, 5/29/50 2,270,000 1,345,454
Senior Bond, 144A, 8.75%, 9/30/51 . 7,950,000 4,668,049
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 614,286
23,122,012
El Salvador 0.5%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 1,259,394
Ethiopia 2.8%
d
Ethiopia Government Bond, Senior
Bond, 144A, 6.625%, 12/11/24 ..... 10,520,000 7,416,021
Ghana 4.0%
e
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 15,929,086 GHS 1,209,889
PIK, 8.5%, 2/15/28 .............. 15,929,086 GHS 1,237,165

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
e
Ghana Government Bond, (continued)
PIK, 8.65%, 2/13/29 ............. 15,459,964 GHS $ 1,174,882
PIK, 8.8%, 2/12/30 .............. 15,459,964 GHS 1,142,273
PIK, 8.95%, 2/11/31 ............. 14,471,935 GHS 1,048,881
PIK, 9.1%, 2/10/32 .............. 14,471,935 GHS 1,044,803
PIK, 9.25%, 2/08/33 ............. 14,471,935 GHS 1,038,514
PIK, 9.4%, 2/07/34 .............. 7,904,226 GHS 562,063
PIK, 9.55%, 2/06/35 ............. 7,904,226 GHS 557,833
PIK, 9.7%, 2/05/36 .............. 7,904,226 GHS 552,840
PIK, 9.85%, 2/03/37 ............. 7,904,226 GHS 552,129
PIK, 10%, 2/02/38 .............. 7,904,226 GHS 552,133
10,673,405
Hungary 5.6%
Hungary Government Bond ,
3%, 6/26/24 ................... 1,000,000,000 HUF 2,542,593
1%, 11/26/25 .................. 2,010,100,000 HUF 4,514,631
3%, 10/27/27 .................. 172,900,000 HUF 375,676
4.75%, 11/24/32 ................ 3,566,400,000 HUF 7,730,726
15,163,626
India 5.4%
India Government Bond, 7.26%, 1/14/29 1,177,000,000 INR 14,385,586
Indonesia 5.9%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 11,990,000,000 IDR 884,945
FR59, 7%, 5/15/27 .............. 1,445,000,000 IDR 98,508
FR81, 6.5%, 6/15/25 ............ 5,558,000,000 IDR 372,004
FR86, 5.5%, 4/15/26 ............ 112,849,000,000 IDR 7,344,649
g
FR96, 7%, 2/15/33 .............. 106,120,000,000 IDR 7,202,883
15,902,989
Ivory Coast 3.7%
d
Ivory Coast Government Bond ,
Senior Bond, 144A, 5.25%, 3/22/30 . 2,500,000 EUR 2,230,811
Senior Bond, 144A, 5.875%, 10/17/31 4,000,000 EUR 3,576,108
Senior Bond, 144A, 4.875%, 1/30/32 5,000,000 EUR 4,147,699
9,954,618
Malaysia 10.4%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 4,180,000 MYR 959,312
3.955%, 9/15/25 ................ 17,250,000 MYR 3,969,106
3.906%, 7/15/26 ................ 25,470,000 MYR 5,867,430
3.9%, 11/30/26 ................. 4,970,000 MYR 1,142,530
3.502%, 5/31/27 ................ 1,660,000 MYR 375,592
3.899%, 11/16/27 ............... 58,430,000 MYR 13,445,272
3.733%, 6/15/28 ................ 5,790,000 MYR 1,314,435
4.498%, 4/15/30 ................ 3,330,000 MYR 786,436
27,860,113
Mexico 1.1%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 49,800,000 MXN 2,520,829

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
Mexican Bonos Desarr Fixed Rate,
(continued)
M 20, Senior Bond, 8.5%, 5/31/29 .. 8,900,000 MXN $ 486,338
3,007,167
Mongolia 2.0%
d
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,158,895
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 177,500
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,104,000
5,440,395
Oman 5.8%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 15,970,000 15,635,908
Peru 2.7%
Peru Bonos de la Tesoreria , 5.7%,
8/12/24 ...................... 27,600,000 PEN 7,231,424
Seychelles 1.5%
d
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 3,931,020 3,958,537
South Korea 4.9%
Korea Treasury Bonds, Senior Note,
1.75%, 9/10/26 ................ 18,213,450,000 KRW 13,242,995
Sri Lanka 0.6%
d,h
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 940,000 347,851
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,670,000 961,753
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 72,009
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 104,750
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 72,015
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 144,980
1,703,358
Thailand 10.7%
Thailand Government Bond ,
0.51%, 5/24/23 ................ 12,150,000 THB 354,827
2.4%, 12/17/23 ................ 16,690,000 THB 491,393
0.75%, 9/17/24 ................ 47,830,000 THB 1,378,692
1%, 6/17/27 ................... 651,980,000 THB 18,335,440
Senior Bond, 3.85%, 12/12/25 ..... 22,250,000 THB 684,686
Senior Note, 0.66%, 11/22/23 ...... 203,070,000 THB 5,900,844
Senior Note, 2.65%, 6/17/28 ...... 49,800,000 THB 1,502,985
28,648,867
Uzbekistan 3.4%
d
Uzbekistan Government Bond, Senior
Note, 144A, 14%, 7/19/24 ........ 107,400,000,000 UZS 9,241,469

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Zambia 2.1%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW $ 5,769,247
Total Foreign Government and Agency Securities (Cost $328,492,967) ............
283,085,294
U.S. Government and Agency Securities 1.2%
United States 1.2%
U.S. Treasury Notes, 4.625%, 2/28/25 . 3,150,000 3,180,885
Total U.S. Government and Agency Securities (Cost $3,180,156) ..................
3,180,885
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $383,598,168) ...............................
301,281,387
Short Term Investments 3.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.1%
United States 3.1%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 8,218,096 8,218,096
Total Money Market Funds (Cost $8,218,096) ...................................
8,218,096
a a a a a
Total Short Term Investments (Cost $8,218,096 ) .................................
8,218,096
a a a
Total Investments (Cost $391,816,264) 115.2% ..................................
$309,499,483
Credit Facility (18.6)% ........................................................
(50,000,000)
Other Assets, less Liabilities 3.4% .............................................
9,327,089
Net Assets 100.0% ...........................................................
$268,826,572
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $109,358,049, representing 40.7% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Defaulted security or security for which income has been deemed uncollectible.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
At March 31, 2023, the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 15,260,000 2,910,603 4/04/23 $ 100,269 $ —
Brazilian Real ...... JPHQ Sell 15,260,000 2,966,563 4/04/23 — (44,309)
Indian Rupee ...... HSBK Buy 1,382,976,200 16,606,741 4/10/23 218,818 —
Indian Rupee ...... HSBK Sell 1,382,976,200 16,815,322 4/10/23 — (10,237)
Chilean Peso ...... GSCO Buy 2,383,920,000 2,850,692 4/18/23 145,027 —
Peruvian Nuevo Sol . JPHQ Buy 6,695,600 1,742,965 4/18/23 34,638 —
Columbian Peso .... MSCO Buy 45,760,000,000 9,581,239 4/24/23 209,616 —
Brazilian Real ...... MSCO Buy 44,800,000 8,185,938 5/04/23 610,018 —
Chilean Peso ...... GSCO Buy 7,388,502,857 9,101,944 5/09/23 165,093 —
Uruguayan Peso .... DBAB Buy 311,240,000 7,741,326 5/10/23 214,538 —
Uruguayan Peso .... HSBK Buy 254,000,000 6,408,801 5/10/23 83,904 —
Indian Rupee ...... HSBK Buy 356,808,577 4,294,966 5/15/23 38,279 —
Chilean Peso ...... MSCO Buy 5,214,270,000 6,504,422 5/17/23 29,037 —
Brazilian Real ...... JPHQ Buy 15,260,000 2,935,123 6/02/23 43,562 —
Chinese Yuan ...... CITI Buy 112,858,730 16,398,880 6/07/23 109,297 —
Chinese Yuan ...... CITI Sell 112,858,730 16,685,125 6/07/23 176,950 —
South Korean Won .. HSBK Buy 10,997,000,000 8,431,989 6/20/23 24,748 —
Chinese Yuan ...... CITI Buy 51,389,220 7,568,925 6/21/23 — (43,361)
Chinese Yuan ...... CITI Sell 51,389,220 7,547,693 6/21/23 22,128 —
Indian Rupee ...... CITI Buy 837,760,460 10,157,135 6/21/23 — (16)
Chilean Peso ...... GSCO Buy 9,067,075,509 10,956,529 6/22/23 333,748 —
Indian Rupee ...... HSBK Buy 1,382,976,200 16,727,257 7/10/23 18,842 —
Chilean Peso ...... GSCO Buy 3,835,168,280 3,839,302 7/26/23 912,452 —
Columbian Peso .... JPHQ Buy 65,129,500,000 13,274,126 9/14/23 256,072 —
Chilean Peso ...... CITI Buy 1,788,940,000 2,125,642 9/20/23 76,787 —
Columbian Peso .... GSCO Buy 31,120,000,000 6,123,875 10/12/23 304,210 —
Total Forward Exchange Contracts ................................................... $4,128,033 $(97,923)
Net unrealized appreciation (depreciation) ............................................ $4,030,110
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL $ (209,810) $ — $ (209,810)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (203,109) — (203,109)
Receive Fixed 7.625% . At Maturity

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 13.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL $ (234,291) $ — $ (234,291)
Receive Fixed 8.19% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (32,814) — (32,814)
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (76,483) — (76,483)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (105,187) — (105,187)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (93,137) — (93,137)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (49,183) — (49,183)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 13,200,000 1,431,816 — 1,431,816
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 650,000 51,784 — 51,784
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 650,000 50,317 — 50,317
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 640,000 48,572 — 48,572
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 2,670,000 171,918 — 171,918
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 2,570,000 156,551 — 156,551
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 1,400,000 75,792 — 75,792
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 3,200,000 171,000 — 171,000
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 3,600,000 154,785 — 154,785
Total Interest Rate Swap Contracts ............................... $1,308,521 $ — $1,308,521
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At March 3 1 , 202 3 , investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2023, the Fund held investments in affiliated management investment companies as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
11,469,600
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 11,469,600 10,711,220
Total Restricted Securities (Value is 4.0% of Net Assets) .............. $12,128,097 $10,711,220
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of March 31, 2023.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 6,444,170 $ 74,432,508 $ (72,658,582) $ — $ — $ 8,218,096 8,218,096 $ 161,357
Total Affiliated Securities ... $6,444,170 $74,432,508 $(72,658,582) $— $— $8,218,096 $161,357
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ........................... $ 4,111,242 $ — $ —
a
$ 4,111,242
Convertible Bonds ....................... — 47,846 — 47,846
Corporate Bonds :
Bermuda ............................. — 144,900 — 144,900
Costa Rica ............................ — — 10,711,220 10,711,220
South Africa ........................... — — —
a
—
Foreign Government and Agency Securities .... — 283,085,294 — 283,085,294
U.S. Government and Agency Securities ....... — 3,180,885 — 3,180,885
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 8,218,096 — — 8,218,096
Total Investments in Securities ........... $12,329,338 $286,458,925 $10,711,220 $309,499,483
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,128,033 $ — $ 4,128,033
Swap contracts ......................... — 2,312,536 — 2,312,536
Total Other Financial Instruments ......... $— $6,440,569 $— $6,440,569
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 97,923 $ — $ 97,923
Swap contracts .......................... — 1,004,015 — 1,004,015
Total Other Financial Instruments ......... $— $1,101,938 $— $1,101,938
a
Includes financial instruments determined to have no value at March 31, 2023.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
a
$ — $ — $ — $ — $ — $ — $ — $ —
a
$ —
Corporate Bonds :
Costa Rica ... 10,811,793 — — — — — — (100,573) 10,711,220 (100,573)
South Africa .. —
a
— — — — — — — —
a
—
Escrows and
Litigation Trusts —
a
— — — — — — — —
a
—
Total Investments in
Securities ....... $10,811,793 $— $— $— $— $— $— $(100,573) $10,711,220 $(100,573)
a
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....
$10,711,220 Discounted cash
flow
Discount rate
b
9.6% Decrease
All Other
...........
—
c
Total
..................
$10,711,220
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
5. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8%
yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
c
Includes financial instruments determined to have no value at March 31, 2023.
Counterparty
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
CDI certificado de deposito interbancário
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
Cu r rency
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
THB Thai Baht
USD United States Dollar
UZS Uzbekistani Som
ZMW Zambian Kwacha
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.